Profit Before Income Tax Expenses - Schedule of Profit Before Income Tax Expenses (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Profit Before Income Tax Expenses [Abstract]
Fees, salaries and other benefits	$ 379	$ 239	$ 518	$ 444	$ 439
Defined contribution retirement plan contributions	50	50	90	89	94
Total income tax expenses	429	289	609	533	534
Depreciation of property, plant and equipment	604	543	1,091	1,091	919
Depreciation of right-of-use assets	10	10	17	20	20
Directors’ remuneration	93	23	72	46	17
Expenses for listing on Nasdaq		$ 205	$ 708	$ 731